Investment Objectives and Goals - Q3 All-Season Total Return Fund	Nov. 13, 2026
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Q3 All-Season Total Return Fund (the “Total Return Fund”) seeks total return, consisting of current income and capital appreciation.